Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 8.0	$ 1.1	¥ 17.3	¥ 7.2
Other operating expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 36.7	$ 5.2	¥ 0.0	¥ 0.0